Condensed Consolidating Statement of Comprehensive Income Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, tax	$ 557	$ 3,786	$ 4,339
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, tax	$ 1,499	$ 8,128	$ 3,425